Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN INSTITUTIONAL FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 13, 2018
Shares | Treasury Instruments Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TREASURY INSTRUMENTS PORTFOLIO—SHARES
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing its net assets, under normal conditions, exclusively in U.S. Treasury securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as<br/>a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contractual limitation will remain in effect for at least one year from the effective date of this Prospectus
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio seeks to achieve its objective by investing, under normal circumstances, its total assets exclusively in:
  Cash; and
  Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”).
The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Treasury Obligations.

The Portfolio operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a-7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee and/or a redemption gate on fund redemptions that might apply to other types of money market funds should certain triggering events specified in Rule 2a-7 occur.

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Portfolio’s investment adviser may consider, among other things, credit and interest rate risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio’s investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. If interest rates rise, the Portfolio’s yield may not increase proportionately. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future with unpredictable effects on the markets and the Portfolio’s investments. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could lead to a decline in the Portfolio’s share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

LARGE SHAREHOLDER TRANSACTIONS RISK is the risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to a smaller asset base. Large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the Portfolio, or its yield, to decline. The market value of the securities in which the Portfolio invests may go up or down in response to the prospects of particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Money Market Fund May Not Preserve Dollar [Text]	rr_RiskMoneyMarketFundMayNotPreserveDollar	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	rr_RiskMoneyMarketFundSponsorMayNotProvideSupport	The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Portfolio is new and does not yet have a full calendar year of performance. After the Portfolio has been in operation for a full calendar year, total return information will be presented. Updated performance information, which is accessible on the Portfolio’s web site at northerntrust.com/institutional or by calling 800-637-1380, will provide some indication of the risks of investing in the Portfolio.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Portfolio is new and does not yet have a full calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-637-1380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	northerntrust.com/institutional
Shares | Treasury Instruments Portfolio | Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Transfer Agent Fees	rr_Component1OtherExpensesOverAssets	0.02%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.19%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.39%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Portfolio Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	$ 20
3 Years	rr_ExpenseExampleYear03	$ 106

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.20%. This contractual limitation will remain in effect for at least one year from the effective date of this Prospectus and may not be terminated before that time without the approval of the Board of Trustees.